Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000240058 | U.S. Treasury Notes1.37510/31/2028
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000240058 | U.S. Treasury Notes4.04/30/2032
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000240058 | U.S. Treasury Bond5.3752/15/2031
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000240058 | U.S. Treasury Notes3.8758/31/2032
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240058 | U.S. Treasury Notes3.8756/30/2030
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000240058 | U.S. Treasury Notes3.511/30/2030
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240058 | U.S. Treasury Notes3.62510/31/2030
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240058 | U.S. Treasury Notes3.8757/31/2030
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240058 | U.S. Treasury Notes3.6258/31/2030
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240058 | U.S. Treasury Notes1.1258/31/2028
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240058 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240058 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000240073 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000240073 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240073 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000240073 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240073 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240073 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240073 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240073 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240073 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240073 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240073 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240073 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240073 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000240073 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000240073 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000240073 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000240073 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000240073 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000240073 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240073 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240073 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240073 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240067 | U.S. Treasury Notes4.6252/15/2035
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000240067 | U.S. Treasury Notes4.3755/15/2034
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000240067 | U.S. Treasury Notes4.2511/15/2034
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000240067 | U.S. Treasury Notes4.258/15/2035
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240067 | U.S. Treasury Notes4.02/15/2034
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240067 | U.S. Treasury Notes4.255/15/2035
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000240067 | U.S. Treasury Notes3.8758/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000240067 | U.S. Treasury Notes4.511/15/2033
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240067 | U.S. Treasury Notes3.8758/15/2033
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240067 | U.S. Treasury Notes3.52/15/2033
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000240067 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240067 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000264681 | BNY-912797RL3
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000264681 | BNY-912797QN0
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000264681 | BNY-X9USDDRET
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000264681 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000264681 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000264681 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000240070 | U.S. Treasury Floating Rate Notes3.7001491/31/2027
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000240070 | U.S. Treasury Floating Rate Notes3.7611497/31/2027
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000240070 | U.S. Treasury Floating Rate Notes3.7841497/31/2026
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000240070 | U.S. Treasury Floating Rate Notes3.80714910/31/2026
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000240070 | U.S. Treasury Floating Rate Notes3.7521494/30/2026
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000240070 | U.S. Treasury Floating Rate Notes3.7621494/30/2027
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000240070 | U.S. Treasury Floating Rate Notes3.8471491/31/2026
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240070 | U.S. Treasury Floating Rate Notes3.79214910/31/2027
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240070 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240070 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000240068 | U.S. Treasury Bonds4.758/15/2055
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240068 | U.S. Treasury Bonds4.755/15/2055
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240068 | U.S. Treasury Bonds4.6255/15/2054
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240068 | U.S. Treasury Bonds4.6252/15/2055
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240068 | U.S. Treasury Bonds4.511/15/2054
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240068 | U.S. Treasury Bonds4.258/15/2054
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240068 | U.S. Treasury Bonds4.252/15/2054
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240068 | U.S. Treasury Bonds4.7511/15/2053
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240068 | U.S. Treasury Bonds4.1258/15/2053
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240068 | U.S. Treasury Bonds4.011/15/2052
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240068 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240068 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000263282 | BNY-691543847
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000263282 | BNY-40167F101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000263282 | BNY-095924106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000263282 | BNY-427096508
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263282 | BNY-30290Y101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263282 | BNY-56035L104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263282 | BNY-04010L103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263282 | BNY-302635206
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263282 | BNY-83012A109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263282 | BNY-38173M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263282 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000263282 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000263282 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000240076 | BNY-97717Y808
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000240076 | BNY-97717X156
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000240076 | BNY-97717Y725
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000240076 | BNY-97717W430
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000240076 | BNY-97717Y527
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000240076 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240076 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000228751 | U.S. Treasury Notes3.8753/15/2028
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000228751 | U.S. Treasury Notes3.758/15/2027
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000228751 | U.S. Treasury Notes3.754/30/2027
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000228751 | U.S. Treasury Notes3.756/30/2027
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000228751 | U.S. Treasury Notes3.511/15/2028
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000228751 | U.S. Treasury Notes3.6258/15/2028
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000228751 | U.S. Treasury Notes3.755/15/2028
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000228751 | U.S. Treasury Notes4.37512/15/2026
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228751 | U.S. Treasury Notes3.59/30/2027
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000228751 | U.S. Treasury Notes3.510/15/2028
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228751 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228751 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000241818 | BNY-97717X669
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000241818 | BNY-464287200
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000241818 | BNY-97717W109
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000241818 | BNY-921946794
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000241818 | BNY-921946406
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000241818 | BNY-97717W315
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000241818 | BNY-78464A847
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000241818 | BNY-97717X651
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241818 | BNY-97717W851
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241818 | BNY-46641Q191
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241818 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000241818 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241816 | BNY-97717X669
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000241816 | BNY-464287200
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000241816 | BNY-97717W109
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000241816 | BNY-921946794
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000241816 | BNY-921946406
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000241816 | BNY-97717W315
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000241816 | BNY-78464A847
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000241816 | BNY-46641Q191
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241816 | BNY-97717X511
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000241816 | BNY-97717W125
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241816 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241816 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000241819 | BNY-97717Y725
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000241819 | BNY-97717X669
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000241819 | BNY-464287200
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000241819 | BNY-97717W109
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241819 | BNY-921946794
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000241819 | BNY-921946406
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241819 | BNY-97717W315
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241819 | BNY-78464A847
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241819 | BNY-97717X511
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000241819 | BNY-464288653
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241819 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000241819 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240075 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000240075 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000240075 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000240075 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000240075 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000240075 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240075 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240075 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240075 | BNY-68389X105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240075 | BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240075 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240075 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000240075 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240075 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000240075 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000240075 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000240075 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240071 | U.S. Treasury Inflation-Indexed Bonds2.1251/15/2035
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240071 | U.S. Treasury Inflation-Indexed Bonds1.751/15/2034
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240071 | U.S. Treasury Inflation-Indexed Bonds1.6254/15/2030
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240071 | U.S. Treasury Inflation-Indexed Notes1.1251/15/2033
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240071 | U.S. Treasury Inflation-Indexed Bonds1.3757/15/2033
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240071 | U.S. Treasury Inflation-Indexed Notes0.6257/15/2032
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240071 | U.S. Treasury Inflation-Indexed Bonds1.62510/15/2029
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240071 | U.S. Treasury Inflation-Indexed Bonds2.1254/15/2029
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240071 | U.S. Treasury Inflation-Indexed Bonds2.37510/15/2028
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240071 | U.S. Treasury Inflation-Indexed Bonds0.1251/15/2032
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240071 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240071 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000245468 | U.S. Treasury Floating Rate Notes3.8471491/31/2026
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000245468 | U.S. Treasury Bills3.661/20/2026
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000245468 | U.S. Treasury Bills3.632/12/2026
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000245468 | Deutsche Bank, tri-party repurchase agreement3.821/2/2026
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000245468 | Royal Bank of Canada, tri-party repurchase agreement3.551/2/2026
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000245468 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000245468 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.70%
C000245468 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	20.50%

[1]	Represents less than 0.1%
[2]	Represents less than 0.1%
[3]	Represents less than 0.1%